Income tax expense - Taxation in the consolidated statements of profit or loss represents (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes paid (refund) [abstract]
Enterprise Income Tax ("EIT")	$ 0	$ 0